SUBSEQUENT EVENTS (Details) - Subsequent Events ¥ in Thousands, $ in Millions	Sep. 28, 2017 CNY (¥)	Sep. 08, 2017 USD ($)	Sep. 08, 2017 CNY (¥)
SUBSEQUENT EVENTS
Aggregate amount of dividends declared to the shareholders	¥ 300,000
OYO
SUBSEQUENT EVENTS
Term of Memorandum of Understanding ("MoU")		5 years
Forecast | OYO
SUBSEQUENT EVENTS
Consideration of cost method investment		$ 10.0	¥ 67,744
Forecast | Maximum | OYO
SUBSEQUENT EVENTS
Percentage of equity interest acquired		5.00%